Goodwill and Other Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Goodwill Attributable to Each Reportable Segment
The change in the carrying amount of goodwill attributable to each reportable business segment for the years ended December 31, 2012 and 2011 was as follows:

(Millions)	Perform-ance Coatings	Industrial Coatings	Architectural Coatings— EMEA	Optical and Specialty Materials	Glass	Commodity Chemicals (1)	Total
Balance, Jan. 1, 2011	$1,151	$495	$966	$49	$52	$6	$2,719
Goodwill from acquisitions	4	—	1	—	—	—	5
Currency translation	(16)	(11)	(34)	(1)	(2)	—	(64)
Balance, Dec. 31, 2011	$1,139	$484	$933	$48	$50	$6	$2,660
Goodwill from acquisitions	22	18	18	—	—	—	58
Currency translation	12	10	19	—	2	—	43
Balance, Dec. 31, 2012	$1,173	$512	$970	$48	$52	$6	$2,761

Identifiable Intangible Assets with Finite Lives
The Company’s identifiable intangible assets with finite lives are being amortized over their estimated useful lives and are detailed below.

	Dec. 31, 2012			Dec. 31, 2011
(Millions)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Acquired technology	$516	$(342)	$174	$511	$(308)	$203
Customer-related intangibles	1,010	(491)	519	945	(412)	533
Tradenames	120	(57)	63	116	(50)	66
Other	34	(29)	5	32	(25)	7
Balance	$1,680	$(919)	$761	$1,604	$(795)	$809